FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

August 1, 2008

Filed Via EDGAR (CIK #0001217951)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: FRANKLIN MUTUAL RECOVERY FUND
File Nos. 333-144926 and 811-21306

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the Registration Statement on Form N-2 which was filed electronically with the Securities and Exchange Commission on July 29, 2008.

Sincerely yours,

FRANKLIN MUTUAL RECOVERY FUND

/S/ DAVID P. GOSS
David P. Goss

Vice President

DPG:ac